Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 29, 2011
Registrant Name	INTEGRITY MANAGED PORTFOLIOS
Central Index Key	0000866841
Amendment Flag	false
Document Creation Date	May 01, 2012
Document Effective Date	May 01, 2012
Prospectus Date	Nov. 30, 2011